May 01, 2018

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Supplement dated December 28, 2018 to the Prospectus of the Mirova Global Sustainable Equity Fund (the “Fund”), dated May 1, 2018, as may be revised or supplemented from time to time.

Effective December 28, 2018, Ostrum Asset Management U.S., LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.20%, 1.95%, 0.90%, 1.20%, and 0.95% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2020.

Accordingly, effective December 28, 2018, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.38%	0.38%	13.50%	0.38%[1]	0.36%

Total annual fund operating expenses	1.43%	2.18%	14.30%	1.43%	1.16%

Fee waiver and/or expense reimbursement[2,3]	0.23%	0.23%	13.40%	0.23%	0.21%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.95%	0.90%	1.20%	0.95%

1	Other expenses are estimated for the current fiscal year.
2
Ostrum Asset Management U.S., LLC (“Ostrum US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$690	$972	$1,284	$2,164
Class C	$298	$652	$1,141	$2,489
Class N	$92	$2,431	$4,771	$8,962
Class T	$369	$661	$983	$1,894
Class Y	$97	$340	$611	$1,383

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$198	$652	$1,141	$2,489